Supplementary Information to Consolidated Statements of Cash Flows (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash paid for:
Interest	CAD 927	CAD 644
Income taxes	69	62
Change in working capital:
Accounts receivable and other current assets	(74)	43
Prepaid expenses	(3)	(4)
Inventories	(6)	17
Regulatory assets - current portion	39	(58)
Accounts payable and other current liabilities	119	25
Regulatory liabilities - current portion	(172)	(1)
Changes in non-cash operating working capital	(97)	22
Non-cash investing and financing activities:
Common share dividends reinvested	253	162
Common shares issued on business acquisition (Note 25)	0	4,684
Additions to property, plant and equipment, and intangible assets included in current and long-term liabilities	307	296
Commitment to purchase capital lease interest	0	48
Transfer of deposit on business acquisition (Note 25)	0	38
Contributions in aid of construction	35	9
Exercise of stock options into common shares	CAD 5	CAD 4